Share Capital	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital	Share Capital

	December 31, 2022	December 31, 2021
	£	£
Issued and fully paid share capital
122,963,545 (2021: 120,886,527) Ordinary shares of £0.0005 each	61,482	60,443
nil (2021: 324,121) Deferred shares of £0.01 each	—	3,241
	61,482	63,684
Shares authorised and issued (number)

	December 31, 2021	Exercise of share-based payment awards	Cancellation of deferred shares	December 31, 2022
Ordinary shares	120,886,527	2,077,018	—	122,963,545
Deferred shares	324,121	—	(324,121)	—
	121,210,648	2,077,018	(324,121)	122,963,545
On June 27, 2022 the Company cancelled the 324,121 deferred shares outstanding at that date in exchange for consideration of £1, with the repurchase resulting in the creation of a capital redemption reserve at that date.
A total of 2,077,018 shares were issued upon the exercise of share-based payment awards during the year ended December 31, 2022; see note 31 for further details.
21.Share Capital (continued)
Rights of share classes
Holders of ordinary shares are entitled to one vote per share at a show of hands meeting of the Company and one vote per share on a resolution on a poll taken at a meeting and on a written resolution. The deferred shares conveyed no voting rights to the shareholders prior to their repurchase.
2021 Group reorganisation
The Company was incorporated on June, 29 2021, with share capital of 1 Ordinary A share of £2.00. On August 10, 2021 share capital of 77,699 Ordinary A shares of £2.00, 4,848 Ordinary B shares of £2.00, 30,255 Series A Preference shares of £2.00, 29,408 Series B Preference shares of £2.00, 57,295 Series C Preference shares of £2.00, 17,132 Series C1 Preference shares of £2.00, 10,123 Junior Series C Preference shares of £2.00 and 88,634 Series D1 Preference shares of £2.00 each were issued by the Company to the shareholders of Exscientia AI Limited in consideration for the transfer from Exscientia AI Limited of the entire issued share capital of Exscientia AI Limited, as a result of which a merger reserve of £217,380,000 was created.
On August 11, 2021, following the above transactions, the Company transferred its investment in Exscientia AI Limited to a newly formed fully owned intermediate holding company, Exscientia (UK) Holdings Limited.
On August 26, 2021 the Company capitalised the amount standing to the credit of the merger reserve of £217,380,000 via a bonus issue, applying such sum in paying up in full 108,690,325 Ordinary A shares of £2.00 each, which were allotted to each holder of the existing Ordinary A shares in proportion to the number of Ordinary A shares that they held as at August 12, 2021 prior to the transaction.
Following the bonus issue a capital reduction was executed, also on August, 26 2021, whereby the same number of shares were cancelled and extinguished, creating retained earnings at that point of £217,380,000. The Company then approved a reduction of capital by way of solvency statement pursuant to which £1.84 was cancelled from each issued ordinary and preference share of £2.00 each. This reduced the issued capital from £630,000 to £50,000 and increase retained earnings by £580,000. Following the capital reduction the issued share capital of the Company comprised of 77,700 Ordinary A shares of £0.16, 4,848 Ordinary B shares of £0.16, 30,255 Series A Preference shares of £0.16, 29,408 Series B Preference shares of £0.16, 57,295 Series C Preference shares of £0.16, 17,132 Series C1 Preference shares of £0.16, 10,123 Junior Series C Preference shares of £0.16 and 88,634 Series D1 Preference shares of £0.16. The value of Exscientia AI Limited's share premium immediately prior to the Group reorganisation was £272,224,000.
The below table summarizes the movements in the share capital of the group as a result of the various share transactions that occurred during the years ended December 31, 2022 and 2021.
21.Share Capital (continued)

£
Issued and fully paid share capital as at January 1, 2021	230
Issue of shares as a result of share based payment award exercises/releases during the period	229
Series C1 funding round	17
Series D1 funding round	64
Share for share exchange	630,475
Bonus issue	217,380,650
Share capital reduction	(217,380,650)
Nominal value reduction	(580,327)
Issue of shares on acquisition of subsidiary	1,396
New share capital issued on consummation of the Group’s IPO	11,600
Issued and fully paid share capital as at December 31, 2021	63,684

Issue of shares as a result of share based payment award exercises/releases during the period	1,039
Cancellation of deferred shares	(3,241)
Issued and fully paid share capital as at December 31, 2022	61,482